SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies used in the preparation of these consolidated financial statements are as follows:

a)	Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board. These statements were authorized for issue by our Board of Directors on February 20, 2020.

b)	Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis, except for those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period.
c)Basis of consolidation
These consolidated financial statements incorporate the financial statements of SSR Mining Inc. and all of our subsidiaries. Subsidiaries are all entities (including structured entities) over which we have control. We control an entity when we are exposed to, or have rights to, variable returns from our involvement with the entity and have the ability to affect those returns through our power over the entity. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition of control up to the effective date of loss of control.
The principal subsidiaries of SSR Mining Inc. and their geographic locations at December 31, 2019 were as follows:

Subsidiary	Location	Ownership	Principal project or purpose
Marigold Mining Company	USA	100%	Marigold
SGO Mining Inc.	Canada	100%	Seabee Gold Operation
Puna Operations Inc. (1) (2)	Canada	100%	Puna Operations
SSR Durango, S.A. de C.V.	Mexico	100%	Pitarrilla
Intertrade Metals Limited Partnership	Canada	100%	Sales and marketing

(1)
On September 18, 2019, we acquired the remaining 25% interest in Puna Operations Inc. ("Puna Operations") from Golden Arrow Resources Corporation ("Golden Arrow"), increasing our ownership from 75% to 100% (note 4).

(2)	Mina Pirquitas Sociedad Anonima, a subsidiary of Puna Operations Inc., is the Argentine operating company.
Intercompany assets, liabilities, equity, income, expenses and cash flows between the SSR Mining and our subsidiaries are eliminated.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
d)Foreign currency translation
The functional and presentation currency of SSR Mining and each of our subsidiaries is the U.S. dollar. Accordingly, foreign currency transactions and balances of the Company’s subsidiaries are translated as follows: (i) monetary assets and liabilities denominated in currencies other than the U.S. dollar (“foreign currencies”) are translated into U.S. dollars at the exchange rates prevailing at the balance sheet date; (ii) non-monetary assets denominated in foreign currencies and measured at other than fair value are translated using the rates of exchange at the transaction dates; (iii) non-monetary assets denominated in foreign currencies that are measured at fair value are translated using the rates of exchange at the dates those fair values are determined; and (iv) income statement items denominated in foreign currencies are principally translated using daily exchange rates, except for depletion and depreciation which is translated at historical exchange rates. Foreign exchange gains and losses are recognized in net (loss) earnings and presented in the consolidated statements of income (loss) in accordance with the nature of the transactions to which the foreign currency gains and losses relate. Unrealized foreign exchange gains and losses on cash and cash equivalent balances denominated in foreign currencies are disclosed separately in the consolidated statements of cash flows.
e)Revenue recognition
Our primary source of revenue is the sale of gold bullion or doré and metal-bearing concentrate.
Revenue relating to the sale of metals is recognized when control of the metal or related services are transferred to the customer in an amount that reflects the consideration we expect to receive in exchange for those products or services. In determining whether we have satisfied a performance obligation, we consider the indicators of the transfer of control, which include, but are not limited to, whether: it is probable that the economic benefits associated with the sale will flow to us; we have a present right to payment; we have transferred physical possession of the asset to the customer; the customer has the significant risks and rewards of ownership of the asset; and the customer has legal title to the asset.
Gold bullion and doré sales

Gold bullion and doré is sold primarily to bullion banks in the London spot market. The sales price is fixed on the date of sale based on the gold spot price. Generally, we record revenue from sales of gold bullion at the time of physical delivery, which is also the date that title to the gold passes and cash is received.

Concentrate sales

The initial sales price of our concentrate metal sales is determined on a provisional basis at the date of sale as the final selling price is subject to movements in the monthly average London Metal Exchange or London Bullion Market Association prices up to the date of final pricing. The period between provisional invoicing and final pricing, or settlement period, is typically between 30 and 120 days.

We recognize revenues under these contracts at the point that control passes to the customer, which is when the risk and rewards of ownership pass over to the customer, typically at port of loading or port of unloading. Upon transfer of control of the concentrate, we recognize revenue based on the estimated prices for the estimated month of settlement and initial assay results. The associated receivable is subsequently remeasured to fair value by reference to forward market prices at each period end until final settlement, with the impact of changes in the forward market prices recognized in other revenue in the consolidated statements of income (loss) as they occur. Refining and treatment charges are netted against revenues from metal concentrate sales.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
f)Cash and cash equivalents
Cash and cash equivalents include cash on hand and held at banks and short-term investments with an original maturity of 90 days or less, which are readily convertible into a known amount of cash and excludes any restricted cash that is not available for use by us.
g)Inventories
Stockpiled ore, leach pad inventory and finished goods are valued at the lower of average cost and estimated net realizable value (“NRV”). Cost includes all direct costs incurred in production including direct labour and materials, freight, depreciation and depletion and directly attributable overhead costs. NRV is calculated using the estimated price at the time of sale based on prevailing and forecast metal prices less estimated future production costs to convert the inventory into saleable form and all associated selling costs. Any write-downs of inventory to NRV are recognized within cost of sales in the consolidated statements of income (loss). If there is a subsequent increase in the value of inventory, the previous write-downs to NRV are reversed up to cost to the extent that the related inventory has not been sold.
Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. The cost of stockpiled ore inventory is derived from the current mining costs incurred up to the point of stockpiling the ore and is removed at average cost as ore is processed. Quantities of stockpiled ore are verified by periodic surveys.
The recovery of gold and by-products from oxide ore is achieved through a heap leaching process at our Marigold mine. Under this method, ore is stacked on leach pads and treated with a chemical solution that dissolves the gold contained within the ore. The resulting pregnant solution is further processed in a plant where the gold is recovered. The cost of leach pad inventory is derived from current mining and leaching costs and removed as ounces of gold are recovered at the average cost per recoverable ounce of gold on the leach pads. Estimates of recoverable gold in the leach pads are calculated based on the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data), and an estimated recovery percentage.
Finished goods inventory includes metal concentrates at site and in transit, doré at a site or refinery, or bullion in a metal account.
Materials and supplies inventories are valued at the lower of average cost and NRV. Costs include acquisition, freight and other directly attributable costs. A regular review is undertaken to determine the extent of any provision for obsolescence.
Inventory that is not planned to be processed or used within one year is classified as non-current.
h)Mineral properties, plant and equipment
(i)    Mineral properties
Mineral properties contain Mineral Reserves or Mineral Resources and exploration potential. The value associated with Mineral Resources and exploration potential is the value beyond Proven and Probable Mineral Reserves.
Mineral Reserves represent the estimate of ore that can be economically and legally extracted from our mining properties. Mineral Resources represent property interests that contain potentially economic mineralized material such as Inferred Mineral Resources within pits; Measured, Indicated and Inferred Mineral Resources with insufficient drill spacing to qualify as Proven and Probable Mineral Reserves; and Inferred Mineral Resources in close proximity to Proven and Probable Mineral Reserves. Exploration potential represents the estimated potential mineralized material contained within: (i) areas adjacent to existing Mineral Reserves and mineralization located within the immediate mine area; (ii) areas outside of immediate mine areas that are not part of Measured, Indicated, or Inferred Mineral Resources; and (iii) greenfields exploration potential that is not associated with any other production, development, or exploration stage property.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
h)Mineral properties, plant and equipment (continued)
(i)    Mineral properties (continued)
Capitalized costs of mineral properties include the following:

▪	Costs of acquiring exploration and development stage properties in asset acquisitions, or the value attributed to properties acquired in a business combination;

▪	Economically recoverable exploration and evaluation expenses;

▪	Expenditures incurred to develop mining properties, net of proceeds from pre-production sales, prior to reaching operating levels intended by management;

▪	Certain costs incurred during production;

▪	Estimates of reclamation and closure costs; and

▪	Borrowing costs incurred that are attributable to qualifying mineral properties.
Acquisition of mineral properties
The costs of acquiring exploration and development stage properties, including transaction costs, in an asset purchase are capitalized as an exploration and evaluation asset or a mineral property at cost. The value attributed to acquiring mineral properties at an operating mine in a business combination is recognized as a mineral property. The value attributed to acquiring exploration potential in a business combination is recognized as an exploration and evaluation asset.
Exploration and evaluation expenditures
Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with acquiring the rights to explore, prospecting, sampling, mapping, diamond drilling and other work involved in searching for Mineral Resources, as defined by National Instrument 43-101 - Standards of Disclosure for Mineral Projects ("NI 43-101").
Evaluation expenditures are costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of: (i) further defining the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body; (ii) determining the optimal methods of extraction and metallurgical and treatment processes; (iii) studies related to surveying, transportation and infrastructure requirements; (iv) permitting activities; and (v) economic evaluations to determine whether development of mineralized material is commercially justified including preliminary economic assessments, pre-feasibility and final feasibility studies.
Exploration and evaluation expenditures are expensed until it has been determined that a property is technically feasible and commercially viable, in which case subsequent evaluation costs incurred to develop a mineral property are capitalized.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
h)Mineral properties, plant and equipment (continued)
(i)    Mineral properties (continued)
Development expenditures
Once we have met the criteria for capitalization of exploration and evaluation expenditures, the carrying value of the exploration and evaluation asset is reclassified as a mineral property. All costs, including pre-operating costs are capitalized until the point that the mineral property is capable of operating as intended by us. This is determined by: (i) completion of operational commissioning of major mine and plant components; (ii) operating results being achieved consistently for a period of time; (iii) indicators that these operating results will be continued; and (iv) other factors being present, including one or more of the following: a significant portion of the plant/mill capacity being achieved; a significant portion of available funding being directed towards operating activities; a predetermined, reasonable period of time being passed; or significant milestones for the development of the mineral property being achieved.
In open pit mining operations, it is necessary to incur costs to remove waste material in order to access the ore body, which is known as stripping, with the stripping ratio being the ratio of waste material to ore. Stripping costs incurred prior to the production stage of a mining property (pre-stripping costs) are capitalized as part of the carrying amount of the related mining property.
Once the mineral property is capable of operating as intended, further operating costs, including depreciation and depletion, are included within inventory as incurred.
Costs incurred during production
During the production phase of an underground mine, mine development costs incurred to maintain current production are included in mine operating costs. These costs include the development and access (tunnelling) costs of production drifts to develop the ore body in the current production cycle. Development costs incurred to build new shafts, declines and ramps that enable permanent access to ore underground are capitalized as incurred. Capitalized underground development costs are depleted using the units-of-production method, as described below.
During the production phase of an open pit mine, stripping costs incurred that provide improved access to ore that will be produced in future periods and that would not have otherwise been accessible are capitalized (as a "deferred stripping asset").The costs qualifying for capitalization are those costs directly incurred to perform the stripping activity that improves access to the identified component of ore, plus an allocation of directly attributable overhead costs, and which are determined using a strip ratio methodology. The strip ratio represents the ratio of the estimated total volume of waste material to the estimated total quantity of economically recoverable ore of the Mineral Reserves for which access has been improved. The deferred stripping asset is included as part of the carrying amount of the mineral property. Capitalized stripping costs are amortized based on the estimated recoverable ounces contained in Mineral Reserves that directly benefit from the stripping activities. Costs for waste removal that do not give rise to future economic benefits are included in production costs in the period in which they are incurred.
Measurement
Mineral properties are recorded at cost less accumulated depletion and impairment losses.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
h)Mineral properties, plant and equipment (continued)
(i)    Mineral properties (continued)
Depletion of mineral properties
Our mineral properties are classified as either those subject to depletion or not yet subject to depletion. On acquisition of a mineral property, we prepare an estimate of the fair value attributable to Mineral Reserves, Mineral Resources and exploration potential attributable to the property. The fair value attributable to Mineral Resources is classified as mineral properties not yet subject to depletion. As Mineral Resources are converted into Mineral Reserves at operating properties, a portion of the asset balance is reclassified as subject to depletion using an average cost per ounce.
Mineral properties subject to depletion are depleted using the units-of-production method. In applying the units-of-production method over the recoverable ounces to which the asset specifically relates, depletion is calculated using the recoverable ounces extracted from the mine in the period as a percentage of the total recoverable ounces expected to be extracted in current and future periods based on the Mineral Reserves.
We review the estimated total recoverable ounces contained in depletable Mineral Reserves annually and when events and circumstances indicate that such a review should be made. Changes to estimated total recoverable ounces contained in depletable Mineral Reserves are accounted for prospectively. No amortization is charged during the evaluation and development phases as the asset is not available for use.
(ii)   Plant and equipment
Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses.
The cost of an item of plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.
Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.
Costs incurred for major overhaul of existing equipment and sustaining capital are capitalized as plant and equipment and are subject to depreciation once they are available for use. Major overhauls include improvement programs that increase the productivity or extend the useful life of an asset beyond that initially envisaged. The costs of routine maintenance and repairs that do not constitute improvement programs are accounted for as a cost of inventory.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
h)Mineral properties, plant and equipment (continued)
(ii)   Plant and equipment (continued)
Depreciation of plant and equipment
The carrying amounts of plant and equipment are depreciated to their estimated residual value over the estimated useful lives of the specific assets concerned, or the estimated life-of-mine ("LOM"), if shorter. Depreciation starts on the date when the asset is available for its intended use. The major categories of plant and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Vehicles	5 - 7 years
Mining equipment	5 - 20 years
Mobile equipment components	2 - 9 years
Buildings	LOM
Mine plant equipment	LOM
Underground infrastructure	LOM

Assets under construction are not depreciated until available for their intended use.

We conduct a review of residual values, useful lives and depreciation methods employed for plant and equipment annually, and when events and circumstances indicate that such a review should be made. Any changes in estimates that arise from this review are accounted for prospectively.

(iii)  Impairment

At the end of each reporting period, we review our mineral properties, plant and equipment to determine whether there is any indication that these assets are impaired. If any such indication exists, an estimate of the recoverable amount is undertaken If the asset’s carrying amount exceeds its recoverable amount then an impairment loss is recognized in the consolidated statements of income (loss).
Impairment is normally assessed at the cash-generating unit ("CGU") level, which is identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets. Each individual mining interest that is an operating mine is typically a CGU.
The recoverable amount of a mine site is the greater of an asset’s fair value less costs to dispose (“FVLCTD”) and value in use (“VIU”). FVLCTD is defined as the amount that would be obtained from the sale of the asset in an orderly transaction between market participants at the measurement date. VIU is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal. The fair value of mine sites is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects.
Mineral properties, plant and equipment that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When an impairment loss reverses in a subsequent period, the revised carrying amount shall not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset previously, less subsequent depletion and depreciation. Reversals of impairment losses are recognized in net earnings in the period in which the reversals occur.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
i)Goodwill
Under the acquisition method of accounting, the assets acquired and liabilities assumed are recognized at their estimated fair value as of the date of acquisition. The excess of the fair value of consideration paid over the fair value of the identifiable net assets acquired is recognized as goodwill and allocated to CGUs.

Goodwill arises principally because of the following factors: (i) the ability to capture buyer-specific synergies arising upon a transaction; (ii) the ability to increase Mineral Reserves and Mineral Resources through exploration activities, and (iii) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of the assets acquired and liabilities assumed.
Goodwill is not amortized. We perform an annual impairment test for goodwill and when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the carrying amount of a CGU to which goodwill has been allocated exceeds the recoverable amount, an impairment loss is recognized for the amount in excess. The impairment loss is allocated first to reduce the carrying amount of goodwill allocated to the CGU to $nil and then to the other assets of the CGU based on the relative carrying amounts of those assets. Impairment losses recognized for goodwill are not reversed in subsequent periods should its value recover.
j)Share-based payments
The fair value of estimated number of stock options and other equity-settled share-based payment arrangements that will eventually vest, determined at the date of grant, is recognized as a share-based compensation expense in the consolidated statements of income (loss) over the vesting period, with a corresponding increase to equity. We estimate the fair value of stock options granted using the Black-Scholes option pricing model and estimate the expected forfeiture rate at the date of grant.
Share-based payment arrangements considered to be cash-settled include our Directors’ Deferred Share Unit (“DSU”) Plan, our Restricted Share Unit (“RSU”) Plan, our Performance Share Unit (“PSU”) Plan and our 2017 Share Compensation Plan, which replaces our RSU Plan and PSU Plan. The fair values of these arrangements are recognized as share-based compensation expenses in the consolidated statements of income (loss) over the vesting period, with a corresponding increase to accrued liabilities. The fair value of DSUs and RSUs is estimated based on the quoted market price of our common shares and are remeasured at each reporting period. The fair value of PSUs is estimated using a Monte Carlo valuation model.
Under our 2017 Share Compensation Plan, we have the option to settle vested PSUs in either cash or common shares. On February 22, 2019, our Board of Directors indicated its intention to settle the PSUs issued under our 2017 Share Compensation Plan, when vested, in common shares of SSR Mining. Prior to this date, based on our past history of settling PSUs in cash, we had accounted for our obligations as a liability. The impact of this change is discussed in note 17(e).
When awards are forfeited because non-market based vesting conditions are not satisfied, the expense previously recognized is proportionately reversed.
k)Taxation
The income tax expense for the period is comprised of current and deferred tax, and is recognized in the consolidated statements of income (loss) except to the extent that it relates to items recognized directly in shareholders’ equity, in which case the tax is recognized in equity.
Current income tax
Current tax for each of our taxable entities is based on the local taxable profit for the period at the local statutory tax rates enacted or substantively enacted at the date of the consolidated statements of financial position.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
k)Taxation (continued)
Deferred tax
Deferred income tax assets and liabilities are recognized, using the liability method, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, unused tax losses and other income tax deductions. Deferred income tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available to be utilized against those deductible temporary differences. The extent to which deductible temporary differences, unused tax losses and other income tax deductions are expected to be realized are reassessed at the end of each reporting period.
Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply when the related deferred income tax assets are realized or the deferred income tax liabilities are settled. The measurement of deferred income tax assets and liabilities reflects the tax consequences that would follow from the manner in which we expect, at the reporting date, to recover and settle the carrying amounts of its assets and liabilities, respectively. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period in which the change is substantively enacted.
Deferred income tax assets and liabilities are not recognized if the temporary difference arises on the initial recognition of assets and liabilities in a transaction other than a business combination, that at the time of the transaction, affects neither the taxable nor the accounting profit or loss.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by us and it is probable that the temporary difference will not reverse in the foreseeable future.
We recognize deferred income taxes relating to the impact of changes in foreign exchange rates on the tax bases of non-monetary assets and liabilities which are denominated in currencies other than our functional currency. The resultant changes in deferred taxes are recognized in deferred income tax expense/recovery in the consolidated statements of earnings (loss). We recognize foreign exchange gains and losses on current income tax receivable and payable balances denominated in currencies other than our functional currency in the consolidated statements of earnings (loss).
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities, when they relate to income taxes levied by the same taxation authority, and we intend to settle our current tax assets and liabilities on a net basis.
Royalties and other tax arrangements
Royalties and other arrangements are treated as taxation arrangements when they have the characteristics of income tax. This is considered to be the case when they are imposed under government authority and the amount payable is calculated by reference to an income measure. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current liabilities and included within cost of sales.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

l)	Income per share
Income per share calculations are based on the weighted average number of common shares outstanding during the period. For calculations of diluted income per share, the weighted average number of common shares outstanding are adjusted to include the effects of all potentially dilutive share equivalents, such as stock options and convertible notes, whereby proceeds from the potential exercise of dilutive stock options with exercise prices that are below the average market price of the underlying shares are assumed to be used in purchasing our common shares at their average market price for the period.
m)Financial instruments
Measurement – initial recognition
Financial assets and financial liabilities are recognized in our consolidated statements of financial position when we become a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (“FVTPL”). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.
Classification of financial assets
Amortized cost:
Financial assets that meet the following conditions are measured subsequently at amortized cost:

(i)	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and

(ii)	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.
Our financial assets at amortized cost primarily include cash and cash equivalents, short-term investments and interest and other receivables included in other current and non-current financial assets in the consolidated statements of financial position.
Fair value through other comprehensive income ("FVTOCI"):
Financial assets that meet the following conditions are measured at FVTOCI:

(i)	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and

(ii)	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Our FVTOCI financial assets include our equity instruments designated as FVTOCI.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
m)Financial instruments (continued)
Equity instruments designated as FVTOCI:
On initial recognition, we may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at FVTPL to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income ("OCI"). The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity instrument, instead, it is transferred to retained earnings. We have designated all investments in equity instruments that are not held for trading as FVTOCI (see note 3).
Financial assets measured subsequently at FVTPL:
By default, all other financial assets are measured subsequently at FVTPL.
We, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in note 25(b). Our financial assets at FVTPL include its account receivable arising from sales of concentrate and derivative assets not designated as hedging instruments.
Financial liabilities and equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
An equity instrument is any contract that evidences a residual interest in the assets of SSR Mining after deducting all its liabilities.
Equity instruments issued by us are recognized at the proceeds received, net of direct issue costs. Repurchase of our own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, or cancellation of our own equity instruments. No gain or loss is recognized on the issue of our own equity instruments, unless the equity is issued to settle a liability.
Classification of financial liabilities
Financial liabilities that are not contingent consideration in a business combination, held for trading or designated as at FVTPL, are measured at amortized cost using effective interest method.
Derivative instruments designated as cash flow hedges
We designate certain derivatives as hedging instruments in respect of foreign currency risk and commodity price risk as cash flow hedges. On initial designation of the derivative as a cash flow hedge, we document the relationship between the hedging instrument and hedged item, along with our risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, we document whether the hedging instrument is effective in offsetting changes in cash flows of the hedged item attributable to the hedged risk.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
m)Financial instruments (continued)
The changes in the fair value of derivatives that are designated and determined to be effective in offsetting forecasted cash flows is recognized in OCI. The gain or loss relating to the ineffective portion is recognized immediately as gain (loss) on derivatives in other (expense) income, net, in the consolidated statements of comprehensive income (loss). When the forecasted transaction impacts earnings, the cumulative gains or losses that were recorded in Accumulated other comprehensive income (loss) ("AOCI") are reclassified to earnings in the same line item as the recognized hedged item. When the forecasted transaction that is hedged results in the recognition of a non-financial asset, the cumulative gains or losses that were recorded in AOCI are reclassified and included in the carrying amount of the asset.
When a derivative designated as a cash flow hedge expires or is sold and the forecasted transaction is still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in AOCI at that time remains in AOCI and is recognized in the consolidated statements of income (loss) when the forecasted transaction occurs, in the same line item as the recognized hedged item. When the forecasted transaction that is hedged results in the recognition of a non-financial asset, the cumulative gains or losses that were recorded in AOCI are removed from equity and included in the carrying amount of the asset. This transfer does not affect OCI.
We discontinue hedge accounting only when the hedging relationship (or part thereof) ceases to meet the qualifying criteria. This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognized in OCI at that time remains in equity and is reclassified to the consolidated statements of income (loss) when the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss is reclassified immediately to the consolidated statements of income (loss).
Non-hedge derivatives
Derivative instruments that do not qualify as cash flow hedges are recorded at fair value with changes in fair value recognized in net earnings.
Impairment
We recognize a loss allowance for expected credit losses on its financial assets. At each reporting date, we measure the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, we measure the loss allowance for the financial asset at an amount equal to twelve month expected credit losses.
n)Provisions
Provisions are liabilities that are uncertain in timing or amount. We record a provision when and only when:

(i)	We have a present obligation (legal or constructive) as a result of a past event;

(ii)	It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii)	A reliable estimate can be made of the amount of the obligation.
Constructive obligations are obligations that derive from our actions where:

(i)	By an established pattern of past practice, published policies or a sufficiently specific current statement, we have indicated to other parties that we will accept certain responsibilities; and

(ii)	As a result, we have created a valid expectation on the part of those other parties that we will discharge those responsibilities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
n)Provisions (continued)

Provisions are reviewed at the end of each reporting period and adjusted or reversed to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision is accreted during the period to reflect the passage of time. This accretion expense is included in finance costs in the consolidated statements of income (loss).
Reclamation and closure cost provision
We record a provision for the estimated future costs of reclamation and closure of operating, closed and inactive mines and development projects when environmental disturbance occurs or a constructive obligation arises. The provision for our Company’s reclamation and closure costs is accreted over time to reflect the unwinding of the discount with the accretion expense included in finance costs in the consolidated statements of income (loss). The provision for reclamation and closure costs is remeasured at the end of each reporting period for changes in estimates or circumstances. Changes in estimates or circumstances include changes in legal or regulatory requirements, increased obligations arising from additional mining and exploration activities, changes to cost estimates and changes to risk-free interest rates.

Reclamation and closure cost obligations relating to operating mines and development projects are initially recorded with a corresponding increase to the carrying amounts of related mining properties. Changes to the obligations which may arise as a result of changes in estimates and assumptions are also accounted for as changes in the carrying amounts of related mining properties, except where a reduction in the obligation is greater than the capitalized reclamation and closure costs, in which case, the capitalized reclamation and closure costs are reduced to nil and the remaining adjustment is included in production costs in the consolidated statements of income (loss). The provisions for reclamation and closure costs related to inactive and closed mines are included in production costs in the consolidated statements of income (loss) on initial recognition and subsequently when remeasured.
o)Leases
On January 1, 2019, we adopted IFRS 16 - Leases ("IFRS 16"), described further in note 2(t). We elected to apply IFRS 16 using a modified retrospective approach, therefore the comparative information has not been restated and continues to be reported under IAS 17 - Leases and the associated interpretive guidance ("IAS 17"). Under IAS 17, leases which transfer substantially all of the benefits and risks incidental to the ownership of property are accounted for as finance leases. Finance leases are capitalized at the lease commencement at the lower of the fair market value of the leased property and the net present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charge. The property, plant and equipment acquired under finance leases are depreciated over the shorter of the asset’s useful life and the lease term. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
p)Current accounting changes
New standards issued and adopted
IFRS 16
We adopted the requirements of IFRS 16, which replaced IAS 17, as of January 1, 2019. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset. Control is considered to exist if the customer has the right to obtain substantially all of the economic benefits from the use of an identified asset and the right to direct the use of that asset. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to the accounting for finance leases under IAS 17, with limited exceptions for short-term leases or leases of low value assets.

We elected to apply IFRS 16 using a modified retrospective approach by recognizing the cumulative effect of adopting IFRS 16 as an adjustment to the opening consolidated statements of financial position at January 1, 2019. Therefore, the comparative information has not been restated and continues to be reported under IAS 17. In addition, in applying IFRS 16 for the first time, we elected to account for operating leases with a remaining lease term of less than twelve months as at January 1, 2019 as short-term leases.

Our lease accounting policy under IFRS 16 is provided below.

At inception of a contract, we assess whether a contract is, or contains, a lease. A contract is, or contains, a lease of the contract conveys the right to control the use of an identified asset over a period of time in exchange for consideration. We assess whether the contract involves the use of an identified asset during the term of the contract and if we have the right to direct the use of the asset.

As a lessee, we recognize a right-of-use asset, which is included in mineral properties, plant and equipment, and a lease liability at the commencement date of the lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method.

Lease payments included in the measure of the lease liability comprise: fixed payments; variable lease payments that depend on an index or a rate; amounts expected to be payable under any residual value guarantee, and the exercise price under any purchase option that we would be reasonably certain to exercise; lease payments in any optional renewal period if we are reasonably certain to exercise an extension option; and penalties for any early termination of a lease unless we are reasonably certain not to terminate early.

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value assets. Payments associated with short-term leases and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the we are reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset's useful life.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
p)Current accounting changes (continued)
IFRS 16 (continued)
On adoption of IFRS 16, we recognized right-of-use assets of $4.3 million within mineral properties, plant and equipment and lease liabilities of $4.3 million as at January 1, 2019. The weighted average incremental borrowing rate for lease liabilities initially recognized as of January 1, 2019 was 7.5%.

IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 - Uncertainty over Income Tax Treatments (the "Interpretation") provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation requires: (a) an entity to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution; (b) an entity to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and (c) if it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty. We adopted the Interpretation in our consolidated financial statements for the annual period beginning on January 1, 2019. The adoption of the Interpretation did not impact the consolidated financial statements.
q)Future accounting changes
At this time, we do not expect future accounting changes to impact our significant accounting policies.